Form N-1A Cover	Sep. 30, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Document Creation Date	Mar. 05, 2026
Document Effective Date	Mar. 05, 2026
Registrant Name	First Trust Exchange-Traded Fund II
Entity Central Index Key	0001364608
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
First Trust Nasdaq Cybersecurity ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Notwithstanding anything to the contrary in the Fund’s prospectus or summary prospectus, effective as of March 23, 2026, according to Nasdaq, Inc. (the “Index Provider”) the Nasdaq CTA Cybersecurity™ Index (the “Index”) will change its methodology. Accordingly, at such time, the second and third paragraphs set forth in the section entitled “Principal Investment Strategies” are hereby deleted in their entirety and replaced with the following:

According to the Index Provider, the Index is designed to track the performance of companies engaged in the cybersecurity segment of the technology and industrial sectors. The Index includes companies primarily involved in the building, implementation and management of security protocols to provide protection of the integrity of data and network operations, applied to private and public networks, computers and mobile devices. The companies are selected based on classification by CTA. To be included in the Index, a security must be issued by a “cybersecurity” company that fits the classification of either “Core” or “Complementary” (as determined by CTA). Core are core cybersecurity companies that provide products, services, and/or solutions including application security, data security, endpoint security, identity & access management, networking security, and security observability. Complementary are complementary cybersecurity companies that offer products, services, and/or solutions including consultants, contractors, and managed service providers that implement cybersecurity solutions for clients, diversified technology providers, governance risk and compliance solutions, and security operations. To be included in the Index, a security must also meet the size, float, security type and liquidity requirements of the Index and be listed on an Index-eligible exchange. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility.

Securities that are eligible for inclusion in the Index are ranked based on their notional thematic revenue. According to the Index provider, notional thematic revenue is calculated by multiplying a company's estimated thematic revenue percent, as determined by CTA, by a company’s total revenue. Only securities with positive notional thematic revenue are ranked. The Index Provider then selects the top 50 ranked Core securities for inclusion in the Index. If fewer than 50 Core securities are selected, the top-ranked Complementary securities, by notional thematic revenue, are included in rank order until the earlier of 50 total securities are selected or all eligible Complementary securities are exhausted.

According to the Index Provider, the Index employs a modified free float market capitalization weighting methodology, meaning that security weights are based on the free float market capitalization of the securities comprising the Index. The term “free float” is used to describe the portion of an issuer’s outstanding securities that can be publicly traded, and therefore excludes locked-in securities held by an issuer’s affiliates, officers or promoters and securities subject to some other restrictive arrangement that prevents them from being freely traded. The Index uses a two-stage process resulting in final weights meeting the following constraints: for Core securities in the top 5 by free float market capitalization, no weight may exceed 8%; for all other Core securities, no weight may exceed 4%; for Complementary securities, no weight may exceed 2%; and for all Core and Complementary securities, no weight may be lower than 0.10%. The Fund may also invest in companies with various market capitalizations, depositary receipts, U.S. dollar denominated and non-U.S. dollar denominated securities.